Long-term debt	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Long-term debt
Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		June 30, 2019	December 31, 2018
Senior unsecured revolving credit facilities (a)	—	2019-2023	N/A		$145,290	$97,000
Senior unsecured bank credit facilities (b)	—	2019-2020	N/A		135,000	321,807
Commercial paper (c)	—	2023	N/A		1,250	6,000
U.S. dollar borrowings
Senior unsecured notes	4.09%	2020-2047		$1,225,000	1,219,124	1,218,680
Senior unsecured utility notes	5.99%	2020-2035		$222,000	239,476	240,161
Senior secured utility bonds	4.75%	2020-2044		$662,500	674,517	676,697
Subordinated unsecured notes (d)	6.5%	2078-2079	637,500		621,458	278,771
Canadian dollar borrowings
Senior unsecured notes (e)	4.48%	2020-2029	C$	950,669	722,901	474,764
Senior secured project notes	10.24%	2020-2027	C$	29,956	22,890	22,915
					$3,781,906	$3,336,795
Less: current portion					(8,429)	(13,048)
					$3,773,477	$3,323,747

Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
Short-term obligations of $274,895 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Recent financing activities:

(a)	Senior unsecured revolving credit facilities
Subsequent to quarter end, on July 12, 2019, the Company entered into a new $500,000 senior unsecured revolving bank credit facility that matures July 12, 2024. The interest rate is equal to the bankers' acceptance or LIBOR plus a credit spread. The existing C$165,000 credit facility was canceled.

(b)	Senior unsecured bank credit facilities
On May 23, 2019, the Company fully repaid the remaining outstanding balance of $186,807 on its corporate term facility. On June 27, 2019, the Liberty Utilities Group extended the maturity of its $135,000 term loan to July 6, 2020.

(c)	Commercial paper
Subsequent to quarter end, on July 1, 2019, the Liberty Utilities Group established a new $500,000 commercial paper program. This program is backstopped by the Liberty Utilities Group's bank credit facility.

7.	Long-term debt (continued)

(d)	Subordinated unsecured notes
On May 23, 2019, the Company issued $350,000 unsecured, 6.20% fixed-to-floating subordinated notes (“subordinated notes”) maturing on July 1, 2079. Concurrent with the offering, the Company entered into a cross currency swap to convert the U.S. dollar denominated coupon and principal payments from the offering into Canadian dollars, resulting in an effective interest rate to the Company throughout the fixed-rate period of the Notes of approximately 5.9565% (note 20(b)(ii)).
Beginning on July 1, 2024, and on every quarter thereafter that the subordinated notes are outstanding (the "interest reset date") until July 1, 2029, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 4.01%, payable in arrears. Beginning on July 1, 2029, and on every interest reset date until July 1, 2049, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 4.26%, payable in arrears. Beginning on July 1, 2049, and on every interest reset date until July 1, 2079, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 5.01%, payable in arrears.
The Company may elect, at its sole option, to defer the interest payable on the subordinated notes on one or more occasions for up to five consecutive years. Deferred interest will accrue, compounding on each subsequent interest payment date, until paid. Additionally, on or after July 1, 2024, the Company may, at its option, redeem the subordinated notes, at a redemption price equal to 100% of the principal amount, together with accrued and unpaid interest.

(e)	Canadian dollar senior unsecured notes
During the first quarter, the Liberty Power Group issued C$300,000 senior unsecured notes bearing interest at 4.6% with a maturity date of January 29, 2029. The notes were sold at a price of C$99.952 per C$100.00 principal amount. Concurrent with the financing, the Liberty Power Group unwound and settled the related forward-starting interest rate swap on a notional bond of C$135,000 (note 20(b)(ii)).